WARRANT LIABILITY (Tables)	12 Months Ended
Dec. 31, 2022
November 2022 warrants [member]
IfrsStatementLineItems [Line Items]
SCHEDULE OF FAIR VALUE HIERARCHY OF WARRANTS

These warrants were valuated at their fair value at the end of each reporting period and classified as a liability.

Balance at January 1, 2022	$-
Issuance of November 2022 Warrants	894
Revaluation at December 31,2022	248

Balance at December 31, 2022	$1,142

April and May 2021 Warrants [member]
IfrsStatementLineItems [Line Items]
SCHEDULE OF FAIR VALUE HIERARCHY OF WARRANTS

The following is the reconciliation of the fair value that are categorized within Level 3 of the fair value hierarchy in financial instruments:

Balance at January 1, 2021	$-
Issuance at June 4, 2021	4,786
Revaluations	2,183
Reclassification to Warrant Reserve	(6,969)
Balance at December 31, 2021	$-
Balance at December 31, 2022	$-

November 2020 and December 2020 Warrants [member]
IfrsStatementLineItems [Line Items]
SCHEDULE OF FAIR VALUE HIERARCHY OF WARRANTS

The following is the reconciliation of the fair value that are categorized within Level 3 of the fair value hierarchy in financial instruments:

Balance at January 1, 2021	$8,391
Revaluation at March 31, 2021	26,816
Reclassification to Warrant Reserve	(35,207)

Balance at December 31, 2021	$-
Balance at December 31, 2022	$-

January 2020 Warrants [member]
IfrsStatementLineItems [Line Items]
SCHEDULE OF FAIR VALUE HIERARCHY OF WARRANTS

The following is the reconciliation of the fair value that are categorized within Level 3 of the fair value hierarchy in financial instruments:

Balance at January 1, 2021	$285
Warrants exercised	(342)
Revaluations	1,896
Reclassification to Warrant Reserve	$(1,788)

Balance at December 31, 2021	51

Expiry of warrants	(51)

Balance at December 31, 2022	$-